Stock-Based Compensation - Stock-based compensation expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock-based compensation expense
Stock-based compensation expense	$ 667,474	$ 48,241	$ 777,403	$ 288,248
Unrecognized share-based compensation cost	$ 11,742,000		$ 11,309,000
Expected weighted average period compensation costs to be recognized (years)	4 years 5 months 15 days		4 years 8 months 4 days
Research and development
Stock-based compensation expense
Stock-based compensation expense	$ 394,748	33,315	$ 397,909	123,376
General and administrative
Stock-based compensation expense
Stock-based compensation expense	$ 272,726	$ 14,926	$ 379,494	$ 164,872